CURRENT DEBT FACILITIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 15, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Notes and other explanatory information [abstract]
Annual interest	8.00%
Borrowing costs	$ 449
Effective interest rate	24.00%
Interest expense on debt		$ 936	$ 889
Accounts payable and accrued liabilities		$ 1,066		$ 765